INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Tables)	9 Months Ended
Mar. 31, 2023
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Schedule of cash and cash equivalents

	03/31/2023	06/30/2022
Cash at bank and on hand	57,737,138	32,912,886
Money market funds	—	562,380
	57,737,138	33,475,266

Schedule of other financial assets

	03/31/2023	06/30/2022
Current
Restricted short-term deposits	197,197	265,123
US Treasury bills	8,941,972	—
Mutual funds	421,572	2,913,519
Other investments	3,580,328	2,222,491
	13,141,069	5,401,133

	03/31/2023	06/30/2022
Non-current
Shares of Bioceres S.A.	444,686	444,870
Other investments	635,261	174,971
	1,079,947	619,841

Schedule of trade receivables

	03/31/2023	06/30/2022
Current
Trade debtors	159,409,095	111,950,965
Allowance for impairment of trade debtors	(6,600,914)	(7,142,252)
Shareholders and other related parties (Note 16)	—	640,258
Allowance for credit notes to be issued	(1,873,204)	(1,961,463)
Trade debtors - Joint ventures and associates (Note 16)	1,640,148	22,429
Deferred checks	4,515,670	8,242,373
	157,090,795	111,752,310

Non-current
Trade debtors	326,380	200,412
	326,380	200,412

Schedule of other receivables

	03/31/2023	06/30/2022
Current
Taxes	8,638,663	9,071,643
Receivables for PP&E sales	576,704	1,734,281
Shareholders and other related parties (Note 16)	4,247,233	1,182
Other receivables - Joint ventures and associates (Note 16)	5,769,441	2,987,765
Prepayments to suppliers	10,509,687	4,648,164
Reimbursements over exports	10,548	10,549
Prepaid expenses and other receivables	1,674,826	1,110
Loans receivables	230,000	230,000
Miscellaneous	222,687	642,890
	31,879,789	19,327,584

	03/31/2023	06/30/2022
Non-current
Taxes	811,143	218,159
Reimbursements over exports	1,685,177	2,036,040
Miscellaneous	155,958	—
	2,652,278	2,254,199

Schedule of inventories

	03/31/2023	06/30/2022
Seeds	1,017,394	1,183,915
Resale products	66,139,749	35,080,737
Manufactured products	24,823,653	21,725,042
Goods in transit	3,078,170	4,340,232
Supplies	21,364,864	17,534,434
Agricultural products	37,363,514	47,284,512
Allowance for obsolescence	(2,924,615)	(1,104,750)
	150,862,729	126,044,122

Net of agricultural products	113,499,215	78,759,610

Schedule of changes in biological assets

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the period	—	—	44,413	12,900	—	57,313
Initial recognition and changes in the fair value of biological assets at the point of harvest	275,070	289,648	191,481	159,996	56,176	972,371
Costs incurred during the period	986,505	721,294	389,282	126,293	83,651	2,307,025
Decrease due to harvest/disposals	(158,356)	(70,510)	(625,176)	(299,189)	(139,827)	(1,293,058)
Period ended March 31, 2023	1,103,219	940,432	—	—	—	2,043,651

	Soybean	Corn	Wheat	Sunflower	Barley	HB4 Soy	HB4 Wheat	Total
Beginning of the period	54,162	27,646	22,311	—	3,071	—	2,208,648	2,315,838
Initial recognition and changes in the fair value of biological assets at the point of harvest	838,310	1,180,843	274,338	33,818	133,001	684,820	1,038,257	4,183,387
Costs incurred during the period	617,283	900,990	152,782	25,446	76,727	18,864,341	23,982,484	44,620,053
Exchange differences	11,119	5,674	4,579	—	630	81,277	453,284	556,563
Decrease due to harvest	(836,888)	(274,832)	(454,010)	(14,816)	(213,429)	—	(27,682,673)	(29,476,648)
Period ended March 31, 2022	683,986	1,840,321	—	44,448	—	19,630,438	—	22,199,193

Schedule of property plant and equipment

	03/31/2023	06/30/2022
Gross carrying amount	91,831,438	71,521,454
Accumulated depreciation	(25,718,174)	(21,613,129)
Net carrying amount	66,113,264	49,908,325

Schedule of net carrying amount

	Net carrying	Net carrying
	amount	amount
Class	03/31/2023	06/30/2022
Office equipment	255,537	269,538
Vehicles	2,211,483	2,665,074
Equipment and computer software	192,946	231,676
Fixtures and fittings	3,046,685	3,546,919
Machinery and equipment	12,288,406	5,811,960
Land and buildings	38,331,791	34,240,384
Buildings in progress	9,786,416	3,142,774
Total	66,113,264	49,908,325

Schedule of gross carrying amount

1.      Gross carrying amount as of March 31, 2023 is as follows:

	Gross carrying amount
	As of the
	beginning		Additions		Foreign	As of the
	of the		from business		currency	end of the
Class	period	Additions	combination	Disposals	translation	period
Office equipment	908,004	32,165	—	—	3,068	943,237
Vehicles	5,261,979	263,773	—	(59,744)	2,180	5,468,188
Equipment and computer software	925,349	72,436	12,469	(61,603)	3,614	952,265
Fixtures and fittings	7,606,389	47,224	5,379	—	1,482	7,660,474
Machinery and equipment	13,017,830	1,547,046	7,047,496	(26,958)	2,243	21,587,657
Land and buildings	40,659,129	—	4,750,136	—	23,936	45,433,201
Buildings in progress	3,142,774	5,297,301	1,285,092	—	61,249	9,786,416
Total	71,521,454	7,259,945	13,100,572	(148,305)	97,772	91,831,438

3.     Gross carrying amount as of March 31, 2022, is as follows:

	Gross carrying amount
	As of the				Foreign		As of the
	beginning				currency		end of the
Class	of the period	Additions	Transfers	Disposals	translation	Revaluation	period
Office equipment	762,825	19,045	(51,534)	—	128,971	—	859,307
Vehicles	3,512,217	1,020,248	51,534	(230,341)	455,670	—	4,809,328
Equipment and computer software	592,126	186,095	—	(57,164)	116,075	—	837,132
Fixtures and fittings	5,637,943	—	382,440	(14)	1,306,872	—	7,327,241
Machinery and equipment	9,987,811	441,711	73,892	(44,536)	1,918,542	—	12,377,420
Land and buildings	41,486,215	—	181,035	—	7,686,420	(7,498,077)	41,855,593
Buildings in progress	1,995,265	1,288,635	(637,367)	(136,755)	458,659	—	2,968,437
Total	63,974,402	2,955,734	—	(468,810)	12,071,209	(7,498,077)	71,034,458

Schedule of accumulated depreciation

2.     Accumulated depreciation as of March 31, 2023 is as follows

	Depreciation
	Accumulated
	as of the			Foreign	Accumulated
	beginning of			currency	as of the end
Class	the period	Disposals	Of the period	translation	of the period
Office equipment	638,466	—	48,541	693	687,700
Vehicles	2,596,905	(59,744)	717,554	1,990	3,256,705
Equipment and computer software	693,673	(44,309)	107,642	2,313	759,319
Fixtures and fittings	4,059,470	—	553,608	711	4,613,789
Machinery and equipment	7,205,870	(5,389)	2,091,363	7,407	9,299,251
Land and buildings	6,418,745	—	682,348	317	7,101,410
Total	21,613,129	(109,442)	4,201,056	13,431	25,718,174

4.     Accumulated depreciation as of March 31, 2022, is as follows:

	Depreciation
	Accumulated
	as of the			Foreign		Accumulated
	beginning of		Of the	currency		as of the end
Class	the period	Disposals	period	translation	Revaluation	of period
Office equipment	473,905	—	38,156	93,690	—	605,751
Vehicles	1,676,583	(209,482)	688,439	186,332	—	2,341,872
Equipment and computer software	525,021	(56,829)	92,153	91,175	—	651,520
Fixtures and fittings	2,670,512	—	525,542	541,743	—	3,737,797
Machinery and equipment	4,862,083	(4,825)	827,641	978,920	—	6,663,819
Land and buildings	5,811,702	—	510,892	1,185,124	(1,130,661)	6,377,057
Total	16,019,806	(271,136)	2,682,823	3,076,984	(1,130,661)	20,377,816

Schedule of intangible assets

	03/31/2023	06/30/2022
Gross carrying amount	199,774,721	94,229,557
Accumulated amortization	(25,486,426)	(17,524,688)
Net carrying amount	174,288,295	76,704,869

Schedule of net carrying amount of intangibles

	Net carrying	Net carrying
	amount	amount
Class	03/31/2023	06/30/2022
Seed and integrated products
HB4 soy and breeding program	31,032,302	29,802,534
Integrated seed products	3,133,465	3,137,158
Crop nutrition
Microbiological products	48,170,016	5,792,348
Other intangible assets
Trademarks and patents	63,681,707	8,267,041
Software	1,316,375	2,167,985
Customer loyalty	21,954,430	22,537,803
RG/RS/OX Wheat	5,000,000	5,000,000
Total	174,288,295	76,704,869

Schedule of gross carrying amounts of intangibles

1.      Gross carrying amount as of March 31, 2023 is as follows:

	Gross carrying amount
	As of the		Additions from	Foreign	As of the
	beginning of		business	currency	end of the
Class	the period	Additions	combination	translation	period
Seed and integrated products
HB4 soy and breeding program	31,371,088	2,499,931	—	—	33,871,019
Integrated seed products	3,181,155	—	—	32,667	3,213,822
Crop nutrition
Microbiological products	8,855,421	5,979,853	39,613,280	3,064	54,451,618
Other intangible assets
Trademarks and patents	12,183,045	61,803	55,420,441	—	67,665,289
Software	5,176,373	136,400	—	12,488	5,325,261
Customer loyalty	28,462,475	—	1,785,237	—	30,247,712
RG/RS/OX Wheat	5,000,000	—	—	—	5,000,000
Total	94,229,557	8,677,987	96,818,958	48,219	199,774,721

3.      Gross carrying amount as of March 31, 2022 is as follows:

	Gross carrying amount
	As of the
	beginning		Transfers /	Foreign currency	As of the end of
Class	of the period	Additions	Disposals	translation	the period
Seed and integrated products
HB4 soy and breeding program	27,611,142	2,810,616	—	—	30,421,758
Integrated seed products	2,558,220	—	—	501,418	3,059,638
Crop nutrition
Microbiological products	6,037,680	789,171	—	1,143,103	7,969,954
Other intangible assets
Trademarks and patents	9,824,171	—	—	1,912,757	11,736,928
Software	3,784,593	455,221	—	844,491	5,084,305
Customer loyalty	23,203,397	—	—	4,264,466	27,467,863
RG/RS/OX Wheat	5,000,000	—	—	—	5,000,000
Total	78,019,203	4,055,008	—	8,666,235	90,740,446

Schedule of accumulated amortization of intangibles

2.      Accumulated amortization as of March 31, 2023 is as follows:

	Amortization
	Accumulated		Foreign	Accumulated as
	as of beginning		currency	of the end of the
Class	of the period	Of the period	translation	period
Seed and integrated products
HB4 soy and breeding program	1,568,554	1,270,163	—	2,838,717
Integrated seed products	43,997	34,439	1,921	80,357
Crop nutrition
Microbiological products	3,063,073	3,218,529	—	6,281,602
Other intangible assets
Trademarks and patents	3,916,004	67,578	—	3,983,582
Software	3,008,388	999,286	1,212	4,008,886
Customer loyalty	5,924,672	2,368,610	—	8,293,282
Total	17,524,688	7,958,605	3,133	25,486,426

4.     Accumulated amortization as of March 31, 2022 is as follows:

	Amortization
	Accumulated as			Foreign	Accumulated
	of beginning of		Transfers /	currency	as of the end
Class	the period	Of the period	Disposals	translation	of the period
Crop nutrition
Microbiological products	2,041,023	390,342	—	418,946	2,850,311
Other intangible assets
Trademarks and patents	2,900,915	590,871	—	593,254	4,085,040
Software	1,935,552	337,807	—	394,185	2,667,544
Customer loyalty	3,799,351	852,409	—	770,884	5,422,644
Total	10,676,841	2,171,429	—	2,177,269	15,025,539

Schedule of carrying amount of goodwill

	03/31/2023	06/30/2022

Rizobacter Argentina S.A.	28,080,271	28,080,271
Bioceres Crops S.A.	7,523,324	7,523,324
Pro farm Group, Inc.	86,458,802	—
Insumos Agroquímicos S.A.	470,090	470,090
	122,532,487	36,073,685

Schedule of trade and other payable

	03/31/2023	06/30/2022

Trade creditors	107,796,722	94,653,017
Shareholders and other related parties (Note 16)	10,300	44,579
Trade creditors - Parent company (Note 16)	312,804	670,730
Trade creditors - Joint ventures and associates (Note 16)	37,118,704	29,082,325
Taxes	2,875,736	1,265,771
Miscellaneous	1,736,877	133,198
	149,851,143	125,849,620

Non-current
Trade creditors	716,864	—
	716,864	—

Schedule of borrowings

	03/31/2023	06/30/2022
Current
Bank borrowings	59,136,406	48,305,535
Corporate bonds	37,965,183	12,845,934
Trust debt securities	7,254,915	6,492,733
Net loans payables- Parents companies and related parties to Parent (Note 16)	3,535,306	3,657,266
	107,891,810	71,301,468
Non-current
Bank borrowings	15,003,892	9,912,901
Corporate bonds	50,055,578	61,264,268
Net loans payables- Parent companies and related parties to Parent (Note 16)	3,000,000	3,000,000
	68,059,470	74,177,169

Schedule of carrying value of borrowings

	03/31/2023		06/30/2022
	Amortized cost	Fair value	Amortized cost	Fair value
Current
Bank borrowings	59,136,406	58,601,927	48,305,535	46,589,131
Corporate Bonds	37,965,183	36,917,341	12,845,934	12,467,941

Non-current
Bank borrowings	15,003,892	14,632,021	9,912,901	9,344,755
Corporate Bonds	50,055,578	47,428,892	61,264,268	56,550,746

Schedule of employee benefits and social security

	03/31/2023	06/30/2022
Current
Salaries, accrued incentives, vacations and social security	7,882,977	7,337,774
Key management personnel (Note 17)	75,783	281,347
	7,958,760	7,619,121

Schedule of deferred revenue and advances from customers

	03/31/2023	06/30/2022
Current
Advances from customers	14,402,891	5,895,313
Deferred Revenue (Note 6)	17,096,542	—
	31,499,433	5,895,313